Feb. 26, 2025
Calamos International Small Cap Growth Fund | Calamos International Small Cap Growth Fund
Investment Objective
Calamos International Small Cap Growth Fund's investment objective is long-term capital appreciation.
Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. Investors may pay other fees, such as brokerage commissions and/or other forms of compensation to a financial intermediary, which are not reflected in the tables or the examples below. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in Calamos Funds. More information about discounts is available from your financial professional and under "Fund Facts — What classes of shares does the Fund offer?" on page 151 of the Fund's prospectus, in the Appendix to this prospectus and "Share Classes and Pricing of Shares" on page 73 of the Fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment):
	CLASS A	CLASS C	CLASS I	CLASS R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)	None	1.00%	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
	CLASS A	CLASS C	CLASS I	CLASS R6
Management Fee	0.95%	0.95%	0.95%	0.95%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	None	None
Other Expenses	3.76%	3.76%	3.76%	3.73%
Total Annual Fund Operating Expenses	4.96%	5.71%	4.71%	4.68%
Expense Reimbursement[1]	(3.61)%	(3.61)%	(3.61)%	(3.61)%
Total Annual Fund Operating Expenses After Reimbursement	1.35%	2.10%	1.10%	1.07%

1  The Fund's investment advisor has contractually agreed to reimburse Fund expenses through March 31, 2026 to the extent necessary so that Total Annual Fund Operating Expenses of Class A shares, Class C shares and Class I shares are limited to 1.35%, 2.10% and 1.10% of average net assets, respectively. The Fund's investment advisor has contractually agreed to limit the Fund's annual ordinary operating expenses through March 31, 2026 for Class R6 shares (as a percentage of average net assets) to 1.10% less the Fund's annual sub-transfer agency ratio (the aggregate sub-transfer agency fees of the Fund's other share classes divided by the aggregate average annual net assets of the Fund's other share classes). For purposes of these expense limitations, operating expenses do not include taxes, interest, short interest, short dividend expenses, brokerage commissions, acquired fund fees and expenses, foreign tax reclaim expenses, and extraordinary expenses (as determined in the discretion of Calamos Advisors LLC ("Calamos Advisors")), such as litigation costs. Calamos Advisors may recapture previously waived expense amounts within the same fiscal year for any day where the respective share class's expense ratio falls below the contractual expense limit up to the expense limit for that day. This undertaking is binding on Calamos Advisors and any of its successors and assigns. This agreement is not terminable by either party.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of the reflected time periods. The example also assumes that your investment has a 5% return each year that all dividends and capital gain distributions are reinvested, that you pay a maximum initial or contingent deferred sales charge and that the Fund's operating expenses remain the same. Any applicable fee waivers and/or expense reimbursements are reflected in the below examples for the period through March 31, 2026 only. Although your actual performance and costs may be higher or lower, based on these assumptions, your costs would be:

You would pay the following expenses if you redeemed your shares at the end of the period:
	One Year	Three Years	Five Years	Ten Years
Class A	606	1,584	2,565	5,020
Class C	313	1,378	2,528	5,334
Class I	112	1,092	2,079	4,573
Class R6	109	1,083	2,065	4,549

You would pay the following expenses if you did not redeem your shares:

	One Year	Three Years	Five Years	Ten Years
Class A	606	1,584	2,565	5,020
Class C	213	1,378	2,528	5,334
Class I	112	1,092	2,079	4,573
Class R6	109	1,083	2,065	4,549

You would pay the following expenses if you did not redeem your shares:
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 117% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes, if any) in securities of small capitalization, non-U.S. companies, including emerging and frontier markets. The Fund may invest up to 30% in emerging and frontier markets. The Fund will generally be invested in a minimum of five countries.

Small capitalization companies are defined as companies with a market capitalization less than or equal to that of the company with the largest market capitalization of the MSCI ACWI ex USA Small Cap Index. As of December 31, 2024, the largest market cap in the MSCI ACWI ex USA Small Cap Index was $10.7 billion and the weighted average market cap was $2.7 billion. Market capitalization is measured at the time of purchase.

Securities of foreign issuers are securities issues by issuers that are organized under the laws of a foreign country or that have a substantial portion of their operations or assets in a foreign country or countries, or that derive a substantial portion of their revenue or profits from businesses, investments or sales outside of the United States. Emerging markets are markets of countries in the initial stages of industrialization and generally have low per capita income. Certain emerging markets are sometimes referred to as "frontier markets." Frontier markets are the least advanced capital markets in the developing world. Frontier markets are countries with investable stock markets that are less established than those in the emerging markets. To determine if a country is an emerging market or frontier market country, Calamos Advisors will use the classification provided by MSCI, Inc. Foreign securities include American Depositary Receipts ("ADRs") or securities guaranteed by a U.S. person but which represent underlying shares of foreign issuers, and may include foreign securities in the form of European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs") or other securities representing underlying shares of foreign issuers. The Fund may use derivative instruments such as options and forward foreign currency contracts for hedging purposes.

In pursuing its investment objective, the Fund seeks out securities that, in the opinion of Calamos Advisors, offer some of the best opportunities for growth. Calamos Advisors typically considers the company's financial soundness, earnings and cash flow forecast and quality of management. Calamos Advisors evaluates environmental, social and governance ("ESG") information within its fundamental research process to aid in determining investment opportunities and risks. As part of the research process, Calamos Advisors reviews ESG information and ratings from a third-party vendor as well as any additional ESG analysis and incorporates this information into Calamos Advisors' company research. Calamos Advisors also receives ESG information updates and rating changes from its third-party vendor and evaluates that information as appropriate. Calamos Advisors does not exclude an investment solely based on its ESG rating nor does Calamos Advisors target a certain average ESG rating for the portfolio. Calamos Advisors seeks to lower the risks of investing in stocks by using a "top-down approach" of diversification by company, industry, sector, country, and currency and focusing on macro-level investment themes. From time to time, the Fund may have significant investments in certain sectors. The Fund's sector concentrations may vary.

Fund Performance

The following bar chart and table indicate the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and how the Fund's average annual total returns compare with those of a broad measure of market performance. All returns include the reinvestment of dividends and distributions. As always, please note that the Fund's past performance (before and after taxes) cannot predict how it will perform in the future. Updated performance information is available at no cost by visiting www.calamos.com or by calling 800.582.6959.

CLASS I* ANNUAL TOTAL RETURN FOR YEARS ENDED 12.31

* Annual returns for Class I are provided because Class I shares represent the largest percentage of assets in the Calamos Family of Funds.
Highest Quarterly Return:	15.22	% (12.31.2023)	Lowest Quarterly Return:	-6.67	% (12.31.2024)

Average Annual Total Returns as of 12.31.24
AVERAGE ANNUAL TOTAL RETURNS — FOR THE PERIOD ENDED 12.31.24

The following table shows how the Fund's average annual performance (before and after taxes) since the Fund's inception compared with broad measures of market performance. "Since Inception" returns shown for each index are returns since the inception of the Fund's Class A shares, or since the nearest subsequent month end when comparative index data is available only for full monthly periods. The after-tax returns show the impact of assumed federal income taxes on an investment in the Fund. "Return After Taxes on Distributions" shows the effect of taxable distributions, but assumes that you still hold the Fund shares at the end of the period and so do not have any taxable gain or loss on your investment. "Return After Taxes on Distributions and Sale of Fund Shares" shows the effect of taxable distributions and any taxable gain or loss that would be realized if the Fund shares were purchased at the beginning and sold at the end of the specified period.

The after-tax returns are shown only for Class I shares, and are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class I will vary from returns shown for Class I. "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.

	INCEPTION DATE OF CLASS	ONE YEAR	SINCE INCEPTION
Class A	3.31.22
Load Adjusted Return before taxes		4.77%	-1.98%
Class C	3.31.22
Load Adjusted Return before taxes		8.26%	-1.00%
Class I	3.31.22
Load Adjusted Return before taxes		10.21%	0.00%
Load Adjusted Return after taxes on distributions*		10.21%	0.00%
Load Adjusted Return after taxes on distributions and sale of Fund shares*		6.04%	0.05%
Class R6	3.31.22
Load Adjusted Return before taxes		10.21%	0.00%
MSCI ACWI ex USA Index[1]		6.09%	3.16%
MSCI ACWI ex USA Small Cap Index (Net)		3.36%	0.57%

1  The Fund's investment adviser changed the primary benchmark from the MSCI ACWI ex USA Small Cap Index (Net) to the MSCI ACWI ex-USA Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the MSCI ACWI ex USA Small Cap Index (Net) as an additional benchmark because the investment adviser believes it is more representative of the Fund's investment universe than the primary benchmark. The MSCI ACWI ex USA Small Cap Index (Net) is designed to measure the small cap equity market performance of companies in developed (excluding the US) and emerging markets. The MSCI ACWI ex USA Small Cap Index (Net) is provided to show how the Fund's performance compares with the returns of an index of securities similar to those in which the Fund invests. All index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.

*  Returns after taxes for Class I are provided because Class I shares represent the largest percentage of assets in the Calamos Family of Funds.